Commitment to Purchase Natural Gas - Additional Information (Detail) - Gas Supply Agreement [member] m³ in Thousands, $ in Millions	12 Months Ended
Dec. 31, 2018 USD ($) m³
Disclosure of commitments [line items]
Amount Of Natural Gas | m³	11,000,000
Amount Of Natural Gas Equivalent Per Day | m³	30,080
Estimated Value Of Natural Gas | $	$ 2,090
Additional estimated value of natural gas | $	$ 4,850